Other operating expenses - Charges in respect of DOJ and OFAC investigations - Additional Information (Details) £ in Millions, $ in Millions		6 Months Ended		12 Months Ended
	Apr. 25, 2023 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)
Other Operating Expenses [Line Items]
Trade and other payables				£ 9,550	£ 9,700
Increase in trade and other payables				58	640	£ 3
DOJ & OFAC investigation
Other Operating Expenses [Line Items]
Agreement term	3 years
Trade and other payables | $	$ 635							$ 635
Increase in trade and other payables		£ (263)	$ (326)	£ 4	75
DOJ & OFAC investigation
Other Operating Expenses [Line Items]
Other provisions					£ 75	£ 450	$ 540